Fair Value of Financial Instruments Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table discloses the fair value of the Partnership's derivative instruments as of December 31, 2013 and 2012:

	As of December 31, 2013
	Level 1	Level 2	Level 3	Netting (a)	Total
	($ in thousands)
Assets:
Crude oil derivatives	$—	$6,151	$—	$(1,716)	$4,435
Natural gas derivatives	—	6,562	—	(1,567)	4,995
NGL derivatives	—	42	—	(42)	—
Total	$—	$12,755	$—	$(3,325)	$9,430

Liabilities:
Crude oil derivatives	$—	$(1,792)	$—	$1,716	$(76)
Natural gas derivatives	—	(2,503)	—	1,567	(936)
NGL derivatives	—	(1,121)	—	42	(1,079)
Interest rate swaps	—	(9,095)	—	—	(9,095)
Total	$—	$(14,511)	$—	$3,325	$(11,186)
____________________________

(a)	Represents counterparty netting under agreement governing such derivative contracts.

	As of December 31, 2012
	Level 1	Level 2	Level 3	Netting (a)	Total
	($ in thousands)
Assets:
Crude oil derivatives	$—	$5,615	$—	$(1,208)	$4,407
Natural gas derivatives	—	20,571	—	(1,473)	19,098
NGL derivatives	—	3,324	—	—	3,324
Interest rate swaps	—	—	—	(11,846)	(11,846)
Total	$—	$29,510	$—	$(14,527)	$14,983

Liabilities:
Crude oil derivatives	$—	$(1,208)	$—	$1,208	$—
Natural gas derivatives	—	(1,473)	—	1,473	—
Interest rate swaps	—	(14,747)	—	11,846	(2,901)
Total	$—	$(17,428)	$—	$14,527	$(2,901)
____________________________

(a)	Represents counterparty netting under agreement governing such derivative contracts.

The tables above do not include the fair value of the derivative contracts that have been classified as assets and liabilities held for sale within the audited consolidated balance sheet (see Note 18).

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
The following table discloses the fair value of the Partnership's assets measured at fair value on a nonrecurring basis for the year ended December 31, 2013:

	December 31, 2013	Level 1	Level 2	Level 3	Total Losses
	($ in thousands)
Proved properties	$91,346	$—	$—	$91,346	$207,085